Property, plant and equipment - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment, net
Depreciation expense	$ 2,133	$ 2,108	$ 2,103
Impairment loss of property, plant and equipment		$ 0
Continuing Operation
Property, plant and equipment, net
Impairment loss of property, plant and equipment	$ 13,444